Average Annual Total Returns - FidelitySeriesGlobalexUSIndexFund-PRO - FidelitySeriesGlobalexUSIndexFund-PRO - Fidelity Series Global ex U.S. Index Fund	Dec. 30, 2023
Fidelity Series Global ex U.S. Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(15.75%)
Past 5 years	0.99%
Past 10 years	3.73%
Fidelity Series Global ex U.S. Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(16.32%)
Past 5 years	0.33%
Past 10 years	3.06%
Fidelity Series Global ex U.S. Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(8.96%)
Past 5 years	0.67%
Past 10 years	2.82%
MS112
Average Annual Return:
Past 1 year	(15.86%)
Past 5 years	1.05%
Past 10 years	3.96%